Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12.	Goodwill

Changes in the carrying amount of goodwill for the year ended December 31, 2020 and the six months ended June 30, 2021 consisted of the following:

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Beginning balance	302,158	274,567
Decrease during the year	(27,591)	(6,002)
Goodwill	274,567	268,565

The Group incurred RMB6,002 of impairment loss on goodwill for the six months ended June 30, 2021.